Capital and Reserves - Schedule of Fair Value Assumptions Using Black Scholes Option Pricing (Details) - $ / shares		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Capital commitments [abstract]
Risk-free interest rate		2.21%	1.54%
Expected life		4 years 2 months 30 days	4 years 6 months 3 days
Expected volatility	[1]	95.60%	93.82%
Grant date share price		$ 0.78	$ 1.74
Expected dividend yield		0.00%	0.00%

[1]	Expected volatility is based on the historical and implied volatility of the Company's share price on the TSX.